Shareholder Report, Holdings (Details) - C000014300	Jun. 30, 2024
FR_037833100
Holdings [Line Items]
Percent of Total Investments	7.10%
FR_594918104
Holdings [Line Items]
Percent of Total Investments	7.10%
FR_67066G104
Holdings [Line Items]
Percent of Total Investments	6.50%
FR_023135106
Holdings [Line Items]
Percent of Total Investments	4.80%
FR_30303M102
Holdings [Line Items]
Percent of Total Investments	3.40%
FR_02079K107
Holdings [Line Items]
Percent of Total Investments	3.20%
FR_02079K305
Holdings [Line Items]
Percent of Total Investments	2.70%
FR_532457108
Holdings [Line Items]
Percent of Total Investments	2.00%
FR_46625H100
Holdings [Line Items]
Percent of Total Investments	1.80%
FR_22160K105
Holdings [Line Items]
Percent of Total Investments	1.70%
SectorShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.20%
SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	0.70%
SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	1.00%
SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	1.80%
SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	3.40%
SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.20%
SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	8.30%
SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.10%
SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	11.70%
SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	11.90%
SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	12.40%
SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	32.30%